Segment Results - Additional Selected Financial Information For Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total depreciation expense	$ 209,999	$ 106,858	$ 59,898
Operating Segments | U.S. Branded - Specialty & Established Pharmaceuticals
Segment Reporting Information [Line Items]
Total depreciation expense	16,957	16,294	19,884
Operating Segments | U.S. Branded - Sterile Injectables
Segment Reporting Information [Line Items]
Total depreciation expense	8,411	9,023	2,333
Operating Segments | U.S. Generic Pharmaceuticals
Segment Reporting Information [Line Items]
Total depreciation expense	174,652	70,816	26,860
Operating Segments | International Pharmaceuticals
Segment Reporting Information [Line Items]
Total depreciation expense	3,332	2,557	3,147
Corporate unallocated
Segment Reporting Information [Line Items]
Total depreciation expense	$ 6,647	$ 8,168	$ 7,674